FINANCIAL INSTRUMENTS (Details 6) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Assets		R$ 19,449,971	R$ 24,860,535
Liabilities		R$ 55,584,761	R$ 45,660,484
C D I [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Interest		13.65%
Assets		R$ 5,026,521
Liabilities		(14,249,092)
C D I [Member] | Interest rate risk [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	[1]	(10,481,452)
C D I [Member] | Interest rate risk [member] | Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Liabilities		(10,796,172)
C D I [Member] | Interest rate risk [member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities		R$ (11,110,892)
T J L P [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Interest		7.20%
Liabilities		R$ (1,044,833)
T J L P [Member] | Interest rate risk [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	[1]	(1,120,061)
T J L P [Member] | Interest rate risk [member] | Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Liabilities		(1,138,868)
T J L P [Member] | Interest rate risk [member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities		R$ (1,157,675)
L I B O R [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Interest		5.14%
Liabilities		R$ (6,936,984)
L I B O R [Member] | Interest rate risk [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	[1]	(7,293,466)
L I B O R [Member] | Interest rate risk [member] | Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Liabilities		(7,382,586)
L I B O R [Member] | Interest rate risk [member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities		R$ (7,471,707)
S E L I C [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Interest		13.75%
Liabilities		R$ (14,596)
S E L I C [Member] | Interest rate risk [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	[1]	(16,603)
S E L I C [Member] | Interest rate risk [member] | Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Liabilities		(17,105)
S E L I C [Member] | Interest rate risk [member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities		R$ (17,606)

[1]	The sensitivity analysis is based on the premise of maintaining the market values as of December 31, 2022 as a probable scenario recorded in the company´s assets and liabilities.